DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DETAILS OF CASH FLOWS
Accounts receivable	$ (200)	$ 1,674
Prepaid expenses and other	(3,390)	(2,269)
Accounts payable and accrued liabilities	(1,727)	(4,209)
Deferred revenue	654	4,702
Changes in working capital balances	$ (4,663)	$ (102)